S000016669 [Member] Expense Example, No Redemption - ClearBridge Large Cap Value Fund	Oct. 31, 2025 USD ($)
Class 1
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 53
Expense Example, No Redemption, 3 Years	167
Expense Example, No Redemption, 5 Years	291
Expense Example, No Redemption, 10 Years	652
Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	626
Expense Example, No Redemption, 3 Years	788
Expense Example, No Redemption, 5 Years	964
Expense Example, No Redemption, 10 Years	1,474
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	157
Expense Example, No Redemption, 3 Years	487
Expense Example, No Redemption, 5 Years	839
Expense Example, No Redemption, 10 Years	1,632
Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	50
Expense Example, No Redemption, 3 Years	157
Expense Example, No Redemption, 5 Years	274
Expense Example, No Redemption, 10 Years	615
Class R
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	123
Expense Example, No Redemption, 3 Years	384
Expense Example, No Redemption, 5 Years	665
Expense Example, No Redemption, 10 Years	1,465
Class IS
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	45
Expense Example, No Redemption, 3 Years	141
Expense Example, No Redemption, 5 Years	246
Expense Example, No Redemption, 10 Years	$ 553